GMO MAC Implementation Fund Expense Example - GMO MAC Implementation Fund - GMO MAC Implementation Fund	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 1
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	854
Expense Example, with Redemption, 10 Years	$ 2,077